Investment Strategy	Jun. 20, 2025
Horizon Dividend Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Dividend Income Fund
Strategy Narrative [Text Block]

The Fund, advised by Horizon Investments, LLC (“Horizon”), is an actively managed exchange-traded fund that seeks to achieve its objective primarily by: (i) investing in dividend-paying equity securities of U.S. large-capitalization companies (“Dividend Strategy”); and (ii) tactically utilizing options to generate income to the Fund (“Options Strategy”).

Dividend Strategy: As a part of the Dividend Strategy, the Dividend Income Fund invests in equity securities of U.S. large capitalization companies (companies having a market capitalization in excess of $10 billion at the time of purchase) that either (i) have paid a dividend in the prior 12-calendar months or (ii) are reasonably likely, in Horizon’s view, to pay a dividend within the 12-calendar months following the Fund’s acquisition of the security (“Dividend Paying Securities”). Under normal circumstances, the Dividend Income Fund will invest not less than 80% of the value of its net assets (plus the amount of borrowings for investment purposes) in Dividend Paying Securities.

Horizon selects and weights securities using a flexible approach that combines active management with quantitative models. The Dividend Income Fund’s portfolio is allocated primarily among Dividend-Paying Securities that Horizon believes offer attractive potential returns for a given amount of risk. In selecting securities, Horizon seeks diversification across Dividend-Paying Securities that exhibit one or more of the following fundamental characteristics:

●	High profitability and stable earnings

●	Low price variability

●	Low fundamental valuation measures

●	Positive price trends

In constructing the portfolio, Horizon may consider industry and position constraints to ensure sufficient diversification, as determined by Horizon. The Dividend Income Fund may engage in frequent trading to achieve its objective and, depending on Horizon’s outlook and market conditions, may focus its investments in particular sectors or areas of the economy.

Options Strategy: The Dividend Income Fund’s Options Strategy seeks to enhance income and manage portfolio volatility by primarily selling call options on broad-based securities indices, such as the S&P 500. When the Fund sells a call option, it receives a premium from the purchaser, granting the purchaser the right to participate in gains of the underlying index above a predetermined strike price until the option’s expiration. If the option is exercised, the Fund must pay the difference between the index price and the strike price. Options purchased by the Fund will generally be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The strategy is designed to outperform during periods when the U.S. equity market is flat, falling, or slightly rising, as the premiums received may exceed the appreciation of the index. Conversely, the strategy may underperform during periods of significant market gains when the underlying indices appreciate beyond the strike price and premiums received. The Fund’s portfolio, combined with the option overlay, is expected to have a modest defensive tilt relative to the S&P 500, aiming to outperform in flat-to-down markets but expected to underperform in strongly rising markets.

In addition to selling call options on indices, the Fund may buy or write put and call options on individual securities (including ETFs) or indices for investment purposes, hedging, or generating additional income. These strategies may include covered call writing, cash-secured puts, or other collateralized options strategies. The Fund may also write options on securities it does not hold in its portfolio (i.e., “naked” options), which carry the potential for unlimited loss.

The Fund may also engage in options combinations, such as spreads, straddles, and collars. In a spread, the Fund buys and writes options on the same underlying instrument with different strike prices, expiration dates, or both, seeking to profit from differences in premiums or market prices. In a straddle, the Fund simultaneously buys or writes a put and a call option on the same instrument with the same expiration date and strike price. A collar combines a purchased put option with a written call option on the same security, limiting downside risk while capping upside potential. Premiums received from writing options offset, in part, the cost of purchasing options; however, downside protection may be limited compared to owning a single option outright. There is no limit on the number or size of options transactions in which the Fund may engage.

Strategy Portfolio Concentration [Text]	As a part of the Dividend Strategy, the Dividend Income Fund invests in equity securities of U.S. large capitalization companies (companies having a market capitalization in excess of $10 billion at the time of purchase) that either (i) have paid a dividend in the prior 12-calendar months or (ii) are reasonably likely, in Horizon’s view, to pay a dividend within the 12-calendar months following the Fund’s acquisition of the security (“Dividend Paying Securities”). Under normal circumstances, the Dividend Income Fund will invest not less than 80% of the value of its net assets (plus the amount of borrowings for investment purposes) in Dividend Paying Securities.
Horizon Core Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Core Equity Fund
Strategy Narrative [Text Block]

The Core Equity Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities, including common stocks of U.S. companies, Real Estate Investment Trusts (“REITs”), and American Depository Receipts (“ADRs”) representing non-U.S. companies.

The Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), employs a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio among issuers, sectors, and/or factors (such as growth, value, momentum, quality, size, and volatility). Horizon selects securities believed to offer the highest projected return for a given level of risk, using a multi-disciplinary approach that includes economic, quantitative, and fundamental analysis. Horizon selects portfolio investments without restriction as to the issuer’s market capitalization.

Under normal circumstances, the Core Equity Fund will invest not less than 80% of the value of its net assets (plus the amount of borrowings for investment purposes) in equity securities. The Fund may engage in frequent trading to achieve its objective and, depending on Horizon’s outlook and market conditions, may focus its investments in particular sectors or areas of the economy.

Options: The Core Equity Fund may seek to generate income through an options strategy involving primarily put spreads on broad-based securities indices, such as the S&P 500, or ETFs that track broad-based indices. Put spread transactions consist of selling a put option on a portion of the Fund’s portfolio and purchasing a put option of the same maturity with a lower strike price. This strategy is designed to generate income from the premiums received on the sold put options while the purchased put options provide a hedge against declines in the value of the reference asset. The use of this strategy is expected to increase the Fund’s volatility.

Options purchased by the Fund will generally be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”), with customizable terms such as exercise price, exercise style, and expiration date.

During periods of stable or rising equity markets, the premiums received from sold put options may exceed the losses, causing the strategy to outperform similar strategies without sold put options. Conversely, during periods of falling markets, losses from the sold put options may exceed the premiums received, causing the strategy to underperform. However, losses will be hedged at values below the strike price of the purchased put options.

The Fund may use options opportunistically, with their use varying based on Horizon’s market outlook, risk assessment, and portfolio management objectives. Options may also be used for hedging purposes, managing portfolio risk, or enhancing return potential in a cost-effective manner. The Fund’s investment strategies, including the use of options, are subject to change based on Horizon’s ongoing assessment of market conditions and investment opportunities.

The Fund may also buy or write put and call options on individual securities, including ETFs, or indices for investment purposes, hedging, or generating additional income. These strategies may involve covered call writing, where the Fund writes call options on underlying positions to generate income, or cash-secured puts, where written put options are collateralized by cash or other securities. The Fund may also write options on securities it does not hold in its portfolio (i.e., “naked” options), which carry the potential for unlimited loss.

The Fund’s option strategies may also involve combinations, such as spreads, straddles, and collars. In a spread transaction, the Fund buys and writes options on the same underlying instrument with different strike prices, expiration dates, or both, seeking to profit from differences in premiums or market prices. In a straddle, the Fund simultaneously buys or writes put and call options on the same instrument with identical strike prices and expiration dates. A collar involves combining a purchased put option with a written call option on the same security to limit downside risk while capping upside potential. Premiums received from writing options offset, in part, the cost of purchasing options; however, downside protection may be limited compared to owning a single option outright. There is no limit on the number or size of options transactions in which the Fund may engage.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Core Equity Fund will invest not less than 80% of the value of its net assets (plus the amount of borrowings for investment purposes) in equity securities. The Fund may engage in frequent trading to achieve its objective and, depending on Horizon’s outlook and market conditions, may focus its investments in particular sectors or areas of the economy.
Horizon Managed Risk ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Managed Risk Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing two primary strategies: (1) the Equity Strategy, and (2) the Risk Assist® Strategy.

Equity Strategy: The Managed Risk Fund’s Equity Strategy invests primarily in equity securities, including common stocks of U.S. companies and Real Estate Investment Trusts (“REITs”), and American Depositary Receipts (“ADRs”).

The Managed Risk Fund ’s investment adviser, Horizon Investments, LLC (“Horizon”), employs a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio among issuers, sectors, and/or factors (such as growth, value, momentum, quality, size, and volatility). Horizon selects securities believed to offer the highest projected return for a given level of risk, using a multi-disciplinary approach that includes economic, quantitative, and fundamental analysis. Horizon selects portfolio investments without restriction as to the issuer’s market capitalization. The Fund may engage in frequent trading to achieve its objective and, depending on Horizon’s outlook and market conditions, may focus its investments in particular sectors or areas of the economy.

Risk Assist® Strategy: The Managed Risk Fund’s Risk Assist® Strategy seeks to reduce downside risk by adjusting the Fund’s exposure to equity markets during periods of increased market volatility or heightened risk, as determined by Horizon. Horizon will opportunistically allocate Fund assets between the Equity Strategy and the Risk Assist® Strategy in an effort to reduce downside risk. Although Horizon may elect to allocate 100% of the Fund’s assets to the Risk Assist® strategy, it is not required to. Instead, Horizon generally employs the Risk Assist® strategy in stages, and Horizon may elect to allocate between 0% and 100% of the Fund’s assets to the Risk Assist® strategy, depending on Horizon’s determination of current market risk.

Under the Risk Assist® strategy, Horizon continually monitors market conditions with a specific focus on indicators of abnormal or severe risk, such as rising market volatility and declining global equity values. Based on its proprietary process, Horizon may then initiate a portfolio risk reduction when certain thresholds are met.

Horizon typically implements this risk reduction by reallocating some portion (up to 100%) of the Fund’s portfolio to U.S. Treasury Securities or other Cash Equivalents (each as defined below). U.S. Treasury Securities may include, without limitation, Treasury bonds, Treasury notes, and Treasury Inflation-Protected Securities (TIPS); exchange-traded options on such securities; and repurchase agreements fully collateralized by them. Cash Equivalents may include money market instruments such as obligations of U.S. and foreign banks, corporate obligations, U.S. government and municipal securities, asset-backed securities, and repurchase agreements, each paying a fixed, variable, or floating interest rate. The Fund may also invest in money market funds or ETFs that primarily hold Cash Equivalents. There is no limitation on the maturity or duration of the U.S. Treasury Securities in which the Fund may invest.

The Risk Assist® Strategy is designed to mitigate significant declines in the Fund’s equity portfolio, aiming to preserve capital during market downturns while remaining positioned to participate in equity market recoveries.

Options: The Fund may seek to generate income through an options strategy involving the sale and purchase of put and call options on broad-based securities indices, such as the S&P 500, or ETFs that track these indices. The Fund expects to engage in “put spread” transactions, which consist of selling a put option on a portion of the Fund’s portfolio and purchasing a put option of the same maturity with a lower strike price. This strategy aims to generate income from the premiums received on the sold put options while using the purchased put options to hedge against declines in the reference asset's value. The use of this strategy is expected to increase the Fund’s volatility.

Options purchased by the Fund will generally be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

During periods of stable or rising equity markets, the premiums received from sold put options may exceed the losses, causing the strategy to outperform similar strategies without sold put options. Conversely, during periods of falling markets, losses from sold put options may exceed the premiums received, causing the strategy to underperform. However, losses are hedged at values below the strike price of the purchased put options.

The Fund may also buy or write put and call options on individual securities, including ETFs, or indices for investment purposes, hedging, or generating additional income. These strategies may involve covered call writing, cash-secured puts, or other collateralized options strategies. The Fund may also write options on securities it does not hold in its portfolio (i.e., “naked” options), which carry the potential for unlimited loss. The Fund’s options strategies may involve other combinations, such as spreads, straddles, and collars. These strategies may limit the Fund’s upside potential or reduce downside risks, but their implementation costs could impact overall returns.

The Fund’s investment strategies, including its use of options, are subject to change based on Horizon’s ongoing assessment of market outlook, risk assessment, investment opportunities and portfolio management objectives.

Strategy Portfolio Concentration [Text]	Horizon typically implements this risk reduction by reallocating some portion (up to 100%) of the Fund’s portfolio to U.S. Treasury Securities or other Cash Equivalents (each as defined below). U.S. Treasury Securities may include, without limitation, Treasury bonds, Treasury notes, and Treasury Inflation-Protected Securities (TIPS); exchange-traded options on such securities; and repurchase agreements fully collateralized by them. Cash Equivalents may include money market instruments such as obligations of U.S. and foreign banks, corporate obligations, U.S. government and municipal securities, asset-backed securities, and repurchase agreements, each paying a fixed, variable, or floating interest rate. The Fund may also invest in money market funds or ETFs that primarily hold Cash Equivalents. There is no limitation on the maturity or duration of the U.S. Treasury Securities in which the Fund may invest.
Horizon Core Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Core Bond Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing its Core Bond Strategy and implementing its Options Strategy.

Core Bond Strategy: The Fund’s Core Bond Strategy invests primarily in investment grade, U.S. dollar-denominated, fixed-rate taxable Fixed Income Instruments. The Fund's investment adviser, Horizon Investments, LLC (“Horizon”), selects and weights Fixed Income Instruments using a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio. The Fund’s strategy is driven by a systematic approach that evaluates measures of past return and risk to identify Fixed Income Instruments determined by Horizon to exhibit favorable risk and return characteristics.

Horizon defines Fixed Income Instruments as including: (i) any debt or debt-related securities, income producing securities, and other instruments or evidences of indebtedness, including bonds, bills, notes (including structured notes), loans, money market instruments, mortgage and asset backed securities, and preferred stocks, and derivative instruments (including options) related thereto; and (ii) other investment companies that invest primarily in the foregoing instruments. While the Fund may invest in any Fixed Income Instruments, it expects to invest primarily in ETFs and options. There is no limitation on the maturity of Fixed Income Instruments in which the Fund may invest.

Under normal circumstances, the Core Bond Fund will invest not less than 80% of the value of its net assets (plus the amount of borrowings for investment purposes) in Fixed Income Instruments. The Fund may engage in frequent trading to achieve its objective and, depending on Horizon’s outlook and market conditions, may focus its investments in particular sectors or areas of the economy.

Options Strategy: The Fund may use options to manage risk or generate additional income by selling and purchasing put and call options on broad-based indices or ETFs that track such indices. Options purchased by the Fund will generally be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

As part of the Options Strategy, the Fund may engage in put spreads, which involve selling a put option on a portion of the portfolio and purchasing a put option with a lower strike price. This strategy aims to generate income from the premiums received on the sold put options while using the purchased put options to hedge against declines in the reference asset’s value. In stable or rising markets, the premiums received may exceed the cost of sold put options, allowing the strategy to outperform similar strategies that do not sell put options. In declining markets, the strategy may underperform; however, losses would be hedged below the strike price of the purchased put option.

The Fund may also buy or write put and call options on individual securities or indices for investment purposes, hedging, or generating additional income. These strategies may include covered call writing, cash-secured puts, or other collateralized options strategies. The Fund may also write options on securities it does not hold in its portfolio (i.e., “naked” options), which carry the potential for unlimited loss.

The Fund’s options strategies may involve other combinations, such as spreads, straddles, and collars. These strategies may limit upside potential or reduce downside risks but could incur implementation costs that affect overall returns. Horizon adjusts the use of options based on its outlook for the bond and broader financial markets and responds to changing market conditions.

Strategy Portfolio Concentration [Text]	The Fund’s Core Bond Strategy invests primarily in investment grade, U.S. dollar-denominated, fixed-rate taxable Fixed Income Instruments. The Fund's investment adviser, Horizon Investments, LLC (“Horizon”), selects and weights Fixed Income Instruments using a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio.
Horizon Flexible Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Flexible Income Fund
Strategy Narrative [Text Block]

The Flexible Income Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in non-investment grade (commonly referred to as “high yield” or “junk”) Fixed Income Instruments. The Fund’s Fixed Income Instruments may include debt or debt-related securities, income producing securities, and other instruments or evidences of indebtedness, including bonds, bills, notes (including structured notes), loans, money market instruments, mortgage and asset backed securities, and preferred stocks, and derivative instruments (including options) related thereto; and (ii) other investment companies that invest primarily in the foregoing instruments. While the Fund may invest in any Fixed Income Instruments, it expects to invest primarily in ETFs and options. There is no limitation on the maturity of Fixed Income Instruments in which the Fund may invest.

The Fund’s adviser, Horizon Investments, LLC (“Horizon”), manages the Fund’s allocation among these types of investments based on a proprietary risk timing model that is designed to adjust notional exposure levels according to market conditions. Horizon’s model is designed to increase exposure when market conditions appear favorable for high-yield bonds and reduce exposure when conditions appear less favorable, seeking to enhance total return while managing downside risk. The Fund may engage in frequent trading to achieve its objective and, depending on Horizon’s outlook and market conditions, may focus its investments in particular sectors or areas of economy.

Options: The Fund may use options to manage risk or generate additional income by selling and purchasing put and call options on broad-based indices or ETFs that track such indices. Options purchased by the Fund will generally be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund may engage in put spreads, which involve selling a put option on a portion of the portfolio and purchasing a put option with a lower strike price. This strategy aims to generate income from the premiums received on the sold put options while using the purchased put options to hedge against declines in the reference asset’s value. In stable or rising markets, the premiums received may exceed the cost of sold put options, allowing the strategy to outperform similar strategies that do not sell put options. In declining markets, the strategy may underperform; however, losses would be hedged below the strike price of the purchased put option.

In addition to put spreads, the Fund may also buy or write put and call options on individual securities, including ETFs, or indices for investment purposes, hedging, or generating additional income. These strategies may involve writing covered call options on underlying positions to generate income, writing cash-secured puts where the value of the put options is collateralized by cash or other securities, or writing options on securities not held in the portfolio (referred to as “naked options”), which carry the potential for unlimited loss.

The Fund may also employ combinations of options strategies, including spreads, straddles, and collars. Spread transactions involve buying and writing options on the same underlying instrument with different strike prices, expiration dates, or both, seeking to profit from differences in premiums or market prices. Straddles involve simultaneously buying or writing put and call options on the same instrument with identical strike prices and expiration dates. Collar positions combine a purchased put option with a written call option on the same security, providing downside protection below the price specified in the put option while capping upside participation at the price specified by the call option. The premiums received from writing options offset, in part, the cost of purchasing options; however, the degree of downside protection may be limited compared to owning a single option outright.

The Fund’s options strategies may vary based on Horizon’s outlook for the bond and broader financial markets and may be adjusted frequently in response to changing market conditions.

Strategy Portfolio Concentration [Text]	The Flexible Income Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in non-investment grade (commonly referred to as “high yield” or “junk”) Fixed Income Instruments. The Fund’s Fixed Income Instruments may include debt or debt-related securities, income producing securities, and other instruments or evidences of indebtedness, including bonds, bills, notes (including structured notes), loans, money market instruments, mortgage and asset backed securities, and preferred stocks, and derivative instruments (including options) related thereto; and (ii) other investment companies that invest primarily in the foregoing instruments. While the Fund may invest in any Fixed Income Instruments, it expects to invest primarily in ETFs and options. There is no limitation on the maturity of Fixed Income Instruments in which the Fund may invest.
Horizon Nasdaq-100 Defined Risk ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Nasdaq-100 Fund
Strategy Narrative [Text Block]

The Nasdaq-100 Fund is an actively managed exchange-traded fund (“ETF”). Horizon Investments, LLC (“Horizon”) seeks to achieve the Fund’s investment objective by: (i) investing primarily in Flexible Exchange Options (“FLEX Options”) that provide exposure to the Nasdaq-100 Index (the “Nasdaq-100 Index”); and (ii) implementing an options-based strategy that seeks to generate income, manage volatility and reduce downside risk (“Risk Management Strategy”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Terms that can be customized for FLEX Options include exercise price, exercise styles, and expiration dates.

The Nasdaq-100 Index®. The Nasdaq-100 Index is a market-capitalization weighted index comprised of 100 of the largest domestic and international non-financial companies (based on relative market-capitalization) listed on the Nasdaq Stock Market. The Nasdaq-100 Index reflects companies across major industry groups but is heavily concentrated in the technology industry.

Risk Management Strategy: The Fund’s Risk Management Strategy will primarily consist of establishing “collars,” which involve combining a written call option or call spread with a purchased put option or put spread on the same underlying security.

To implement an options collar, the Fund will typically write a call option or call spread on the underlying security with a strike price above the current price of the underlying security and purchase a corresponding put option or put spread on the same underlying security with a strike price below the current price of that security. The written call option or call spread is designed to generate premium income, while the purchased put option or put spread provides downside protection against declines in the underlying security.

A call or put spread involves buying one option and simultaneously writing another option on the same underlying security with the same expiration date but a different strike price. In the case of a call spread, the Fund purchases a call option with a lower strike price and writes a call option with a higher strike price. In the case of a put spread, the Fund purchases a put option with a higher strike price and writes a put option with a lower strike price. These spreads are designed to reduce the overall cost of implementing the collar strategy while still providing income generation and downside protection.

The Fund may utilize these collar strategies across various maturities to manage risk over different time horizons. In some instances, the call options or call spreads may differ in expiration dates from the put options or put spreads. as part of a more flexible approach to risk management. By layering collars with different expiration dates, the Fund seeks to maintain continuous protection against significant market declines while also benefiting from premium income generated by the written options.

Horizon will dynamically adjust the Fund’s options positions to reflect changes in Horizon’s assessment of market conditions and the Adviser’s outlook for the Nasdaq-100 Index. This may include modifying the strike prices, expiration dates, or spreads used in the collar strategy to maintain an appropriate balance between growth potential and downside protection. The Fund’s use of options may result in frequent trading activity as Horizon actively manages the portfolio to seek to achieve the Fund’s investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in options on the Nasdaq-100 Index and/or other securities that constitute the Nasdaq-100 Index. For the purpose of this 80% policy, securities that constitute the Nasdaq-100 Index include the common stock of companies comprising the Nasdaq-100 Index, ETFs and exchange traded notes (“ETNs”) that track the Nasdaq-100 Index, and options on the Nasdaq-100 Index. The Fund considers its investment in derivatives when determining its compliance with this policy.

The Fund may engage in frequent trading to achieve its objective. The Fund will concentrate (i.e., hold 25% or more of its total assets) in the securities of a particular industry or group of identified industries to approximately the same extent that the Nasdaq-100® Index concentrates in the securities of a particular industry or group of industries. As of March 31, 2025, a significant portion the Nasdaq-100® Index was represented by securities of companies in the technology sector. The degree to which components of the Nasdaq-100® Index represent certain sectors or industries may change over time.

Strategy Portfolio Concentration [Text]	The Nasdaq-100 Fund is an actively managed exchange-traded fund (“ETF”). Horizon Investments, LLC (“Horizon”) seeks to achieve the Fund’s investment objective by: (i) investing primarily in Flexible Exchange Options (“FLEX Options”) that provide exposure to the Nasdaq-100 Index (the “Nasdaq-100 Index”); and (ii) implementing an options-based strategy that seeks to generate income, manage volatility and reduce downside risk (“Risk Management Strategy”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Terms that can be customized for FLEX Options include exercise price, exercise styles, and expiration dates.
Horizon Digital Frontier ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Digital Frontier Fund
Strategy Narrative [Text Block]

The Digital Frontier Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of U.S. and foreign (non-U.S.) companies that offer exposure to emerging technologies that are in various phases of development. These companies may include, without limitation, those involved with the development of technologies related to artificial intelligence, automation, quantum computing and digital assets such as cryptocurrency (“Digital Assets”).

The Fund’s investment adviser, Horizon Investments, LLC (“Horizon”) considers a company to be involved with the development of emerging technologies if the company derives a substantial portion of its revenues or profits from, or commits significant capital expenditures or resources to, the research, experimentation, design, engineering, construction, fabrication, deployment, or commercialization of emerging technologies, including, without limitation, companies advancing machine learning, deep learning, natural language processing, computer vision, robotics, advanced manufacturing, industrial automation, autonomous systems, quantum computing hardware and software, blockchain applications, cryptocurrency infrastructure, or other technologies.

Horizon believes that emerging technologies generally experience four phases of development. Companies in the first phase of the technology development cycle (Phase 1 companies) are the early movers, the pioneers that originated or are advancing the initial stages of development of an emerging technology or have identified and invested in the potential of an emerging technology at an early stage. Phase 2 companies are companies involved in building out the infrastructure or systems that allows the technological breakthroughs made by the Phase 1 companies to be leveraged. Phase 3 companies use this infrastructure to create and monetize products relying on emerging technologies. Phase 4 companies use the products powered by emerging technologies to drive efficiency, cut costs, and/or make breakthroughs of their own. Horizon seeks to invest the Fund’s assets in equity securities of companies involved with emerging technologies at one or more of these phases of development. As emerging technologies mature, Horizon anticipates that companies across the four phases will be positioned to benefit from the anticipated growth.

Horizon utilizes a multi-disciplinary approach that combines active management with economic, quantitative, and fundamental analysis (e.g., factors such as growth, value, momentum, quality, size, and volatility) to identify and select companies within each phase, as well as to determine the Fund’s overall exposure among the four phases of development. The Adviser expects this exposure will result in a portfolio of investments with an aggressive risk/return profile, and as a result, expects that the Fund may outperform in strong up markets for U.S. equities, but underperform in down markets.to identify and select companies within each phase, as well as to determine the Fund’s overall exposure among the four phases of development. The Adviser expects this exposure will result in a portfolio of investments with an aggressive risk/return profile, and as a result, expects that the Fund may outperform in strong up markets for U.S. equities, but underperform in down markets.

The Fund may also invest in cryptocurrency, including Bitcoin, indirectly through exchange-traded products that are listed and traded on US exchanges (i.e., registered under the Securities Act of 1933) and invest primarily in such cryptocurrencies (“Cryptocurrency ETPs”). The Fund will not invest directly in Bitcoin or other cryptocurrencies.

The Fund’s investments may include common stocks, American Depositary Receipts (“ADRs”) and securities of other ETFs. The Fund’s investments in foreign securities will be in both developed and emerging markets. Horizon selects portfolio investments without restriction as to the issuer country, market capitalization or currency denomination and does not maintain a target allocation for the Fund between domestic and foreign investments. The Fund may engage in frequent trading to achieve its objective and, depending on Horizon’s outlook and market conditions, may focus its investments in particular sectors or areas of economy, including, without limitation, the technology sector.

Options: The Fund may, at times, seek to enhance returns through the use of an options strategy involving primarily the sale and purchase of call options and call spreads on individual securities (including ETFs) or securities indices. Call spreads are transactions where the Fund purchases a call and simultaneously sells a call on the same security, with the call sold having a higher strike price than the call purchased. The purchased call is designed to provide exposure to a potential increase in the value of a security. The premium received by the Fund for writing the call offsets, in part, the premium paid to purchase the corresponding call, but it also means that the Fund will not benefit from increases in the price of the security beyond the sold call’s strike price. Options used by the Fund will generally be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Terms that can be customized for FLEX Options include exercise price, exercise styles, and expiration dates.

The Fund’s use of options may be opportunistic and vary based on Horizon’s market outlook, risk assessment, and portfolio management objectives. The Fund may also use options for hedging purposes, to manage portfolio risk, or to enhance return potential in a cost-effective manner. The Fund’s investment strategies, including its use of options, are subject to change based on the Adviser’s ongoing assessment of market conditions and the investment opportunities available.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Strategy Portfolio Concentration [Text]	The Digital Frontier Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of U.S. and foreign (non-U.S.) companies that offer exposure to emerging technologies that are in various phases of development. These companies may include, without limitation, those involved with the development of technologies related to artificial intelligence, automation, quantum computing and digital assets such as cryptocurrency (“Digital Assets”).